Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Intangible Assets, Net

7.  Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Software	22,786	22,764	3,499
Operating rights for licensed games	10,976	7,956	1,223
Domain name	54	54	8

Total	33,816	30,774	4,730
Less: accumulated amortization	(20,432)	(21,759)	(3,344)
impairment	(3,909)	(2,303)	(354)

Net book value	9,475	6,712	1,032

Amortization expenses for the years ended December 31, 2015, 2016 and 2017 were RMB7.4 million, RMB4.8 million and RMB3.4 million (US$0.5 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2018: RMB2.7 million, 2019: RMB2.3 million, 2020: RMB1.4 million, 2021: RMB0.3 million and 2022: RMB0.04 million.

In view of mobile games services through the Group’s own platforms below previous performance expectations, the Group performed an assessment on the intangible assets related to mobile game business and recorded an impairment charge against operating rights for licensed games of RMB3.8 million, RMB0.1 million and nil for the years ended December 31, 2015, 2016 and 2017, respectively.